Transactions with Related Parties	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Transactions with Related Parties

Note 10—Transactions with Related Parties

In May 2016, the Predecessor acquired acreage in close proximity to its operating area in Reeves County, Texas and wellbore only rights in an uncompleted horizontal wellbore for approximately $9.8 million from Caird DB, LLC, an affiliate of NGP.

The Predecessor is party to a 15‑year gas gathering agreement with PennTex Permian, LLC (“PennTex”), an NGP affiliated company, which terminates on April 1, 2029 and is subject to one‑year extensions at either party’s election. Under the agreement, PennTex gathers and processes the Predecessor’s gas. PennTex purchases the extracted natural gas liquids from the Predecessor, net of gathering fees and an agreed percentage of the actual proceeds from the sale of the residue natural gas and natural gas liquids. Net payments received from PennTex for the three months ended September 30, 2016 and 2015 were $0.5 million and $0.2 million, respectively. Net payments received from PennTex for the nine months ended September 30, 2016 and 2015 were $0.9 million and $0.9 million, respectively. As of September 30, 2016, the Predecessor recorded a receivable of $0.3 million from PennTex.

In October 2014, the gas gathering agreement with PennTex was amended to construct an expansion of the gathering system and a receipt point. Please refer to Note 11—Commitments and Contingencies.

From time to time, the Predecessor obtains services related to its drilling and completion activities from affiliates of NGP. In particular, the Predecessor has paid the following amounts to the following affiliates of NGP for such services: (i) approximately $0.3 million during the nine months ended September 30, 2016 to Cretic Energy Services, LLC; and (ii) approximately $3.3 million during the nine months ended September 30, 2016 to RockPile Energy Services, LLC. On September 8, 2016, Rockpile Energy Services, LLC, was purchased from NGP by a third party and is no longer a related party with the Predecessor.